DIRECT FINANCING LEASE	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
DIRECT FINANCING LEASE

NOTE 10 – DIRECT FINANCING LEASE

In September 2015, the Company and an entity in Colombia entered into a rental contract for the rental of 78 kiosks to provide cash collection and fare services at transportation stations. The lease term began in May 2016 when the kiosk was installed and operational and when the lease commenced. The term of the rental contract is ten years at an approximate monthly rental of $11,900. The lease has the option at the end of the lease term to purchase each unit for approximately $40. The term of the lease approximates the expected economic life of the kiosks. The lease was accounted for as a direct financing lease.

The Company has recorded the transaction as it net investment in the lease and will receive monthly payments of $11,856 before estimated executory costs, or $142,272 annually, to reduce investment in the lease and record income associated with the related amount due. Executory costs are estimated to be $1,677 per month and initial direct costs are not considered significant. The transaction resulted in incremental revenue in the six months ended June 30, 2020 of approximately $30,000.

The equipment is subject to direct lease valued at approximately $748,000. At the inception of the lease term, the aggregate minimum future lease payments to be received is approximately $1,422,000 before executory cost. Unearned income recorded at the inception of this lease was approximately $474,000 and will be recorded over the term of the lease using the effective income rate method. Future minimum lease payments to be received under the lease for the next five years and thereafter are as follows:

Year ending December 31
Remainder 2020	$61,074
2021	122,148
2022	122,148
2023	122,148
2024	122,148
Thereafter	162,864
Sub-total	712,530
Less deferred revenue	(184,290)
Net investment in lease	$528,240

NOTE 11 – DIRECT FINANCING LEASE

In September 2016, the Company and an entity in Colombia entered into a rental contract for the rental of 78 kiosks to provide cash collection and fare services at transportation stations. The lease term commenced in May 2017 when the kiosks were installed and operational. The term of the rental contract is ten years at an approximate monthly rental of $11,900. The lessee has the option at the end of the lease term to purchase each unit for approximately $40. The term of the lease approximates the expected economic life of the kiosks. As such, the lease was accounted for as a direct financing lease.

The Company has recorded the transaction at its net investment in the lease and will receive monthly payments of $11,856 before estimated executory costs, or $142,272, annually, to reduce investment in the lease and record income associated with the related amount due. Executory costs are estimated to be $1,677 month and initial direct costs are not considered significant. The transaction resulted in incremental revenue in the years ended December 31, 2019 and 2018 of approximately $63,400 and $69,400, respectively.

The equipment under the capital lease is valued at approximately $748,000. At the inception of the lease term, the aggregate minimum future lease payments to be received is approximately $1,422,000 before executory cost. Unearned income is recorded at the inception of this lease was approximately $474,000 and will be recorded over the term of the lease using the effective income rate method. Future minimum lease payments to be received under the lease for the next five years and thereafter are as follows:

Year Ending December 31,
2020	$122,148
2021	122,148
2022	122,148
2023	122,148
2024	122,148
Thereafter	162,864
773,604
Less deferred revenue	(213,568)
Net investment in lease	$560,036